IMPACT OF THE COVID19 PANDEMIC - CARES Employee Retention Credit (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
IMPACT OF THE COVID19 PANDEMIC
Maximum Cares Act Employee retention credit per employee		$ 5
Retention credit as a percentage of qualified wages paid to employees		50.00%
Maximum qualified annual wages		$ 10
CARES Act employee retention credit	$ 334	$ 2,328
Percentage of deferred payment of the employer portion of social security taxes due December 31, 2021		50.00%
Percentage of deferred payment of the employer portion of social security taxes due December 31, 2022		50.00%
Amount deferred for employer portion of social security taxes		$ 4,138
Amount deferred for employer portion of social security taxes, current		2,069
Amount deferred for employer portion of social security taxes, noncurrent		$ 2,069